Payden Mutual Funds
1
Payden Global Fixed Income Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (91%)
Albania (EUR) (0%
)
380,000 Albania Government International Bond ,
4.75%, 2/14/35 (a)(b) $ 439
Australia (AUD) (1%
)
2,250,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) 1,342
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 762
Austria (EUR) (0%
)
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(d) 413
Bahamas (USD) (0%
)
475,000 Intercorp Peru Ltd. , 3.88%, 8/15/29 (a) 458
Belgium (EUR) (1%
)
200,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(d) 208
610,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(d) 440
648
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (d) 133
Brazil (BRL) (1%
)
9,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 (b) 1,540
Canada (CAD) (2%
)
1,680,000 Canadian Government Bond , 3.50%,
12/01/45 (b) 1,133
1,500,000 Canadian Government Bond , 5.00%,
6/01/37 (b) 1,192
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (b)(d) 551
2,876
Canada (USD) (1%
)
600,000 Cenovus Energy Inc. , 4.65%, 3/20/31  589
200,000 Parex Resources Inc. 144A, 8.50%, 5/11/31 (d) 204
575,000 TELUS Corp. , 3.40%, 5/13/32  518
325,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (c) 335
200,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (d) 204
1,850
Cayman Islands (USD) (3%
)
350,000 ACREC LLC 2026-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 1/18/43 (c)(d) 351
500,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.800%), 5.53%, 1/20/33 (c)(d) 501
500,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (d) 509
200,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (d) 197
Principal
or Shares Security Description
Value
(000)
250,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.614%), 6.32%,
11/16/36 (c)(d) $ 251
582,512 Riserva CLO Ltd. 2016-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.050%),
4.78%, 1/18/34 (c)(d) 583
76,944 Symphony CLO XXIII Ltd. 2020-23A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 0.900%), 4.65%, 1/15/34 (c)(d) 77
2,469
Chile (EUR) (0%
)
250,000 Chile Government International Bond , 4.75%,
8/03/46 (b) 287
Colombia (USD) (0%
)
300,000 Grupo Nutresa SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.103%), 7.88% (c)(d)(e) 297
Czech Republic (CZK) (0%
)
3,600,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (b) 111
Denmark (DKK) (0%
)
650,000 Denmark Government Bond Series 31Y, 4.50%,
11/15/39 (b) 114
Ecuador (USD) (0%
)
200,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (d) 198
Finland (EUR) (0%
)
170,000 Finland Government Bond Series 16Y 144A,
2.75%, 7/04/28 (a)(b)(d) 196
France (EUR) (2%
)
1,700,000 French Republic Government Bond OAT Series
OAT 144A, 0.50%, 6/25/44 (a)(b)(d) 1,021
1,550,000 French Republic Government Bond OAT Series
OAT 144A, 1.25%, 5/25/36 (a)(b)(d) 1,403
850,000 French Republic Government Bond OAT Series
OAT 144A, 2.50%, 5/25/30 (a)(b)(d) 957
300,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 (b)(d) 355
3,736
France (USD) (0%
)
400,000 SNF Group SACA 144A, 5.63%, 3/31/31 (d) 402
Germany (EUR) (1%
)
500,000 Deutsche Bank AG , (3 mo. EURIBOR +
2.950%), 5.00%, 9/05/30 (a)(b)(c) 599
Hungary (HUF) (1%
)
306,000,000 Hungary Government Bond Series 35/A,
7.00%, 10/24/35 (b) 1,066
Hungary (USD) (1%
)
600,000 Hungary Government International Bond
144A, 5.38%, 9/26/30 (d) 605
India (USD) (0%
)
425,000 Shriram Finance Ltd. , 6.15%, 4/03/28 (a) 430
Indonesia (IDR) (0%
)
10,000,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 (b) 591

Principal
or Shares Security Description
Value
(000)
Ireland (EUR) (6%
)
649,607 Aurium CLO II DAC 2A 144A, (3 mo.
EURIBOR + 1.180%), 3.28%, 6/22/34 (b)(c)
(d) $ 744
390,339 Avoca CLO XII DAC 12X, (3 mo. EURIBOR
+ 0.790%), 3.22%, 4/15/34 (a)(b)(c) 450
300,000 Bilbao CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 2.900%), 5.28%, 10/15/40 (b)
(c)(d) 346
450,000 Bridgepoint CLO DAC 3X, (3 mo. EURIBOR
+ 0.940%), 3.37%, 1/15/36 (a)(b)(c) 519
650,000 CIFC European Funding CLO III DAC 3A
144A, (3 mo. EURIBOR + 1.230%), 3.66%,
1/15/39 (b)(c)(d) 750
300,000 Contego CLO X DAC 10X, (3 mo. EURIBOR
+ 2.150%), 4.43%, 5/15/38 (a)(b)(c) 347
450,000 CVC Cordatus Loan Fund XV DAC 15A
144A, (3 mo. EURIBOR + 3.400%), 5.76%,
2/26/39 (b)(c)(d) 526
400,000 Henley CLO VII DAC 7A 144A, (3 mo.
EURIBOR + 1.240%), 3.23%, 4/25/39 (b)(c)
(d) 461
500,000 Henley CLO X DAC 10A 144A, (3 mo.
EURIBOR + 1.950%), 4.44%, 7/20/40 (b)(c)
(d) 578
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 275
250,000 Palmer Square European Loan Funding DAC
2026-1A 144A, (3 mo. EURIBOR + 3.350%),
0.00%, 10/15/35 (b)(c)(d) 289
300,000 Palmer Square European Loan Funding DAC
2024-1A 144A, (3 mo. EURIBOR + 1.700%),
3.98%, 8/15/33 (b)(c)(d) 346
400,000 Palmer Square European Loan Funding DAC
2024-3X, (3 mo. EURIBOR + 1.850%),
4.13%, 5/15/34 (a)(b)(c) 462
250,000 Penta CLO DAC 2023-14A 144A, (3 mo.
EURIBOR + 1.950%), 4.43%, 4/20/40 (b)(c)
(d) 290
250,000 Penta CLO DAC 2023-14A 144A, (3 mo.
EURIBOR + 2.900%), 5.38%, 4/20/40 (b)(c)
(d) 288
275,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
6/30/29 (a)(b)(c) 335
275,000 Permanent TSB Group Holdings PLC , (5 yr.
Euro Swap + 10.546%), 13.25% (a)(b)(c)(e) 351
350,000 RRE Loan Management DAC 29A 144A, (3
mo. EURIBOR + 2.700%), 5.04%, 7/15/41 (b)
(c)(d) 404
200,000 Smurfit Kappa Treasury ULC , 3.49%,
11/24/31 (b) 227
300,000 Tully Park CLO DAC 1A 144A, (3 mo.
EURIBOR + 3.700%), 6.13%, 7/15/38 (b)(c)
(d) 350
8,338
Ireland (GBP) (0%
)
375,000 Flutter Treasury DAC , 6.13%, 6/04/31 (a)(b) 500
113,563 UK Logistics DAC 2024-1A 144A, (Sterling
Overnight Index Average + 1.650%), 5.40%,
5/17/34 (b)(c)(d) 153
653
Principal
or Shares Security Description
Value
(000)
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  $ 362
Italy (EUR) (4%
)
250,000 Cesar SpA 144A, 6.50%, 9/30/31 (b)(d) 296
300,000 doValue SpA 144A, 5.38%, 11/15/31 (b)(d) 350
325,000 Gruppo San Donato SpA 144A, 6.50%,
10/31/31 (b)(d) 368
1,960,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(d) 1,977
300,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 326
1,000,000 Italy Buoni Poliennali Del Tesoro Series 15Y
144A, 3.85%, 10/01/40 (a)(b)(d) 1,103
250,000 Italy Buoni Poliennali Del Tesoro Series 30Y
144A, 4.30%, 10/01/54 (a)(b)(d) 271
4,691
Italy (USD) (1%
)
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 733
Ivory Coast (EUR) (0%
)
450,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 (a)(b) 505
Ivory Coast (USD) (0%
)
200,000 Ivory Coast Government International Bond
144A, 6.75%, 2/25/41 (d) 188
Japan (JPY) (5%
)
230,000,000 Japan Government Five Year Bond Series 178,
1.00%, 3/20/30 (b) 1,405
525,000,000 Japan Government Ten Year Bond Series 376,
0.90%, 9/20/34 (b) 2,905
265,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (b) 933
213,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (b) 919
180,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (b) 1,011
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (b) 57
195,000,000 Japan Government Thirty Year Bond Series 85,
2.30%, 12/20/54 (b) 869
8,099
Jersey (EUR) (0%
)
450,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) 469
Jersey (GBP) (0%
)
200,000 Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (b)
(d) 222
Jersey (USD) (0%
)
600,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.090%), 4.84%, 10/15/37 (c)(d) 601
Luxembourg (EUR) (0%
)
375,000 P3 Group Sarl , 4.00%, 4/19/32 (a)(b) 429
Luxembourg (USD) (0%
)
300,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (d) 325

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (b) $ 417
1,300,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (b) 346
763
Mexico (MXN) (2%
)
33,500,000 Mexican Bonos Series M, 7.75%, 11/23/34 (b) 1,788
22,560,000 Mexican Bonos Series M, 8.50%, 5/31/29 (b) 1,321
3,109
Mexico (USD) (1%
)
300,000 Comision Federal de Electricidad 144A, 6.05%,
1/28/34 (d) 290
450,000 Fibra SOMA Trust F/6185 144A, 7.13%,
5/28/36 (d) 442
250,000 Mexico Government International Bond ,
6.25%, 8/27/37  244
450,000 Petroleos Mexicanos , 6.70%, 2/16/32  449
1,425
Morocco (USD) (0%
)
250,000 OCP SA 144A, 6.10%, 4/30/30 (d) 253
Netherlands (EUR) (2%
)
300,000 ABN AMRO Bank NV , (5 yr. Euro Swap +
4.239%), 6.88% (a)(b)(c)(e) 374
500,000 JAB Holdings BV , 5.00%, 6/12/33 (a)(b) 608
400,000 Magnum Icc Finance BV , 3.75%, 11/26/34 (a)
(b) 449
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(d) 647
525,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28 (a)(b) 583
2,661
Netherlands (USD) (0%
)
240,000 Veon Midco BV 144A, 7.45%, 6/01/33 (d) 238
New Zealand (USD) (1%
)
550,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 551
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (d) 362
Panama (USD) (0%
)
200,000 Panama Government International Bond ,
5.23%, 2/23/34  193
Paraguay (USD) (0%
)
200,000 Paraguay Government International Bond
144A, 6.65%, 3/04/55 (d) 205
Peru (USD) (0%
)
250,000 Marcobre SAC 144A, 5.75%, 1/22/36 (d) 245
Poland (PLN) (0%
)
2,010,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (b) 508
Portugal (EUR) (0%
)
300,000 Portugal Obrigacoes do Tesouro OT Series 10Y
144A, 3.00%, 6/15/35 (a)(b)(d) 335
Romania (EUR) (1%
)
760,000 Romanian Government International Bond ,
2.75%, 4/14/41 (a)(b) 577
Principal
or Shares Security Description
Value
(000)
150,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (b)(d) $ 186
763
Romania (USD) (0%
)
300,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (d) 300
200,000 Romanian Government International Bond
144A, 5.75%, 7/04/36 (d) 189
489
Singapore (SGD) (0%
)
350,000 Singapore Government Bond , 2.75%,
3/01/35 (b) 282
280,000 Singapore Government Bond , 3.50%,
3/01/27 (b) 221
503
South Africa (USD) (1%
)
200,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  198
250,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  254
200,000 Republic of South Africa Government
International Bond 144A, 6.13%, 12/11/37 (d) 192
644
Spain (EUR) (1%
)
200,000 CaixaBank SA , (5 yr. Euro Swap + 3.857%),
3.63% (a)(b)(c)(e) 226
750,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(d) 805
1,160,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(d) 1,118
2,149
Spain (USD) (1%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (c) 598
430,000 EnfraGen Energia Sur SAU/ EnfraGen Chile
SpA/ EnfraGen Spain SAU 144A, 8.50%,
6/30/32 (d) 446
1,044
Supranational (USD) (1%
)
550,000 Borr IHC Ltd./Borr Finance LLC 144A, 8.75%,
1/15/32 (d) 539
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 304
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,312
Switzerland (USD) (0%
)
425,000 UBS Group AG 144A, (5-Year U.S. Dollar
SOFR ICE Swap Rate + 3.179%), 7.13% (c)
(d)(e) 425
Thailand (THB) (0%
)
16,300,000 Thailand Government Bond , 1.59%,
12/17/35 (b) 468
Turkey (USD) (0%
)
200,000 Guermat Elektrik Ueretim AS 144A, 10.75%,
5/21/35 (d) 198

Principal
or Shares Security Description
Value
(000)
United Arab Emirates (EUR) (0%
)
300,000 Finance Department Government of Sharjah
144A, 4.63%, 1/17/31 (b)(d) $ 342
United Arab Emirates (USD) (0%
)
298,803 Dhafrah Pv2 Energy Co. LLC 144A, 5.79%,
6/30/53 (d) 290
United Kingdom (EUR) (0%
)
200,000 Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(d) 238
United Kingdom (GBP) (4%
)
270,000 Boparan Finance PLC 144A, 9.38%,
11/07/29 (b)(d) 383
250,000 Edge Finco PLC 144A, 8.13%, 8/15/31 (b)(d) 351
300,000 Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (b)
(d) 419
325,000 Kier Group PLC , 9.00%, 2/15/29 (a)(b) 456
350,000 Motability Operations Group PLC , 2.38%,
3/14/32 (a)(b) 402
200,000 NatWest Group PLC , (5 yr. UK Government
Bonds Note Generic Bid Yield + 3.294%),
7.50% (b)(c)(e) 276
100,000 United Kingdom Gilt , 0.38%, 10/22/30 (a)(b) 114
1,500,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,479
600,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 726
4,606
United Kingdom (USD) (0%
)
200,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (d) 203
United States (EUR) (5%
)
450,000 Avery Dennison Corp. , 4.00%, 9/11/35 (b) 511
750,000 Bank of America Corp. , (3 mo. EURIBOR +
0.910%), 1.38%, 5/09/30 (a)(b)(c) 820
450,000 Boots Group Finco LP 144A, 5.38%,
8/31/32 (b)(d) 531
375,000 Citigroup Inc. , (3 mo. EURIBOR + 1.611%),
4.30%, 7/23/36 (b)(c) 429
450,000 Duke Energy Corp. , 3.75%, 4/01/31 (b) 519
100,000 Fidelity National Information Services Inc. ,
3.45%, 3/10/30 (b) 114
350,000 Ford Motor Credit Co. LLC , 4.09%, 2/17/33 (b) 392
450,000 General Mills Inc. , 3.60%, 4/17/32 (b) 512
350,000 Maple Parent Holdings Corp. 144A, 4.22%,
3/26/32 (b)(d) 404
650,000 Morgan Stanley , (3 mo. EURIBOR + 0.911%),
3.38%, 1/23/32 (b)(c) 738
400,000 OAK-Eagle Acquireco Inc. 144A, 6.25%,
7/01/33 (b)(d) 483
550,000 Prologis Euro Finance LLC , 4.00%, 5/05/34 (b) 633
400,000 UGI International LLC 144A, 5.00%,
6/01/31 (b)(d) 471
300,000 Viatris Inc. , 4.25%, 6/17/33 (b) 345
6,902
United States (USD) (38%
)
500,000 Airbnb Inc. , 5.25%, 3/16/36  487
410,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (c) 425
350,000 Ally Financial Inc. D, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148%), 7.10% (c)(e) 352
400,000 American Credit Acceptance Receivables Trust
2026-2 144A, 4.85%, 5/10/32 (d) 398
300,000 Ameriprise Financial Inc. , 5.35%, 6/15/36  294
Principal
or Shares Security Description
Value
(000)
500,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
7/01/34 (d) $ 490
600,000 Arbor Realty Commercial Real Estate Notes
LLC 2026-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.500%), 5.17%,
9/20/43 (c)(d) 602
244,400 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (d) 239
175,000 Asurion LLC/ Asurion Co.-Issuer Inc. 144A,
8.00%, 12/31/32 (d) 177
400,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (c) 377
400,000 Beacon Point DC LLC 144A, 6.13%,
11/30/42 (d) 384
400,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (d) 391
575,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  574
600,000 Boeing Co. , 6.53%, 5/01/34  643
350,000 Brandywine Operating Partnership LP , 6.13%,
1/15/31 (f) 337
537,080 BRAVO Residential Funding Trust 2026-
NQM5 144A, 5.36%, 6/25/66 (d)(g) 535
201,297 BRAVO Residential Funding Trust 2024-
NQM7 144A, 5.55%, 10/27/64 (d) 202
300,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 5.36%, 7/13/58 (d)(g) 285
400,000 BX Commercial Mortgage Trust 2026-
CSMO 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.700%), 5.38%, 2/15/43 (c)
(d) 403
400,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 6.87%, 7/13/58 (d)(g) 384
713,764 BX Trust 2026-CIP 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.200%),
4.88%, 5/15/38 (c)(d) 715
350,000 BX Trust 2026-CLS 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.400%),
5.08%, 5/15/43 (c)(d) 351
415,312 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
5.12%, 4/15/41 (c)(d) 417
2,186,265 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (g) 44
500,000 Charles Schwab Corp. L, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 6.10% (c)(e) 493
500,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (c)(e) 503
585,000 Colorado Housing and Finance Authority 1,
6.25%, 5/01/56 (h) 609
447,495 Colt Mortgage Loan Trust 2025-1 144A,
5.70%, 1/25/70 (d) 448
228,233 Connecticut Avenue Securities Trust 2024-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.62%,
5/25/44 (c)(d) 229

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
23,614 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 4.72%,
2/25/44 (c)(d) $ 24
48,859 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 4.77%,
3/25/44 (c)(d) 49
450,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (d) 407
172,451 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (d)(g) 173
131,553 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (d)(g) 132
400,000 CVR Energy Inc. 144A, 7.88%, 2/15/34 (d) 407
550,000 Energy Transfer LP , 5.75%, 2/15/33  562
150,000 Essential Properties LP , 5.38%, 7/15/36  145
435,000 Evergy Inc. , 2.90%, 9/15/29  410
196,934 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 13.23%,
5/25/29 (c) 202
300,805 Fannie Mae-Aces 2018-M13, 3.77%,
9/25/30 (g) 292
549,870 FN BM2007 30YR , 4.00%, 9/01/48  511
518,663 FN BP6626 30YR , 2.00%, 8/01/50  409
592,735 FN CB2759 30YR , 3.00%, 2/01/52  509
397,182 FN CB3258 30YR , 3.50%, 4/01/52  355
522,862 FN CB4127 30YR , 4.50%, 7/01/52  495
410,120 FN CB5106 30YR , 5.00%, 11/01/52  400
606,573 FN CB5113 30YR , 5.50%, 11/01/52  606
353,250 FN CB7991 30YR , 5.50%, 2/01/54  351
483,783 FN CB8021 30YR , 6.50%, 2/01/54  505
632,204 FN CB9019 30YR , 6.00%, 8/01/54  640
698,981 FN FM3162 30YR , 3.00%, 11/01/46  626
1,134,069 FN FM7194 30YR , 2.50%, 3/01/51  950
873,342 FN FM9195 30YR , 2.50%, 10/01/51  730
526,015 FN FS0007 30YR , 3.00%, 8/01/50  450
524,278 FN FS3111 30YR , 5.00%, 9/01/52  510
539,415 FN FS6939 30YR , 3.50%, 8/01/48  501
995,027 FR RA3728 30YR , 2.00%, 10/01/50  792
360,224 FR RA7790 30YR , 5.00%, 8/01/52  351
447,019 FR SD0729 30YR , 2.00%, 10/01/51  354
546,439 FR SD5641 30YR , 5.50%, 6/01/53  546
860,781 FR ZA4718 30YR , 3.00%, 10/01/46  757
629,524 FR ZT0534 30YR , 3.50%, 12/01/47  574
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 7.02%, 10/25/41 (c)(d) 804
400,000 Freddie Mac STACR REMIC Trust 2021-
HQA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
6.250%), 9.87%, 9/25/41 (c)(d) 403
379,510 G2 788691 30YR , 5.00%, 6/20/56  368
318,366 G2 MA3663 30YR , 3.50%, 5/20/46  285
357,591 G2 MA4195 30YR , 3.00%, 1/20/47  315
558,233 G2 MA5265 30YR , 4.50%, 6/20/48  534
862,711 G2 MA6930 30YR , 2.00%, 10/20/50  693
775,894 G2 MA7472 30YR , 2.50%, 7/20/51  649
199,815 G2 MA7766 30YR , 2.00%, 12/20/51  160
400,000 HA Sustainable Infrastructure Capital Inc.
144A, 5.95%, 7/15/33 (d) 395
450,000 HCA Inc. , 4.13%, 6/15/29  441
Principal
or Shares Security Description
Value
(000)
650,000 Hewlett Packard Enterprise Co. , 5.25%,
4/01/33  $ 644
500,000 HPS Corporate Lending Fund , 4.90%, 9/11/28  490
400,000 HUT 8 DC LLC 144A, 6.19%, 11/15/42 (d) 389
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (d) 408
250,000 Kodiak Gas Services LLC 144A, 6.50%,
10/01/33 (d) 250
400,000 Meta Platforms Inc. , 4.88%, 11/15/35  375
210,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (d) 211
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (d) 595
555,000 New York State Dormitory Authority F, 5.63%,
3/15/39  556
750,000 NVIDIA Corp. , 4.95%, 6/15/36  718
158,187 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (d) 158
263,625 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (d) 263
168,815 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (d) 169
143,399 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (d)(g) 143
261,744 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (d) 262
153,756 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (d) 154
334,636 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (d)(g) 335
149,818 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (d)(g) 150
600,000 Oracle Corp. , 4.20%, 9/27/29  575
450,000 Oracle Corp. , 4.95%, 2/04/31  430
200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (d) 191
430,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.25%, 7/01/29 (d) 433
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  530
579,441 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (d) 571
369,066 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (d)(g) 367
308,375 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (d) 308
131,442 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (d) 131
228,887 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (d) 230
450,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (d) 450
850,000 Salesforce Inc. , 5.55%, 3/15/36  829
400,000 South Bow USA Infrastructure Holdings LLC ,
5.58%, 10/01/34  393
615,000 State of California , 7.50%, 4/01/34  689
250,000 Sunoco LP 144A, 6.25%, 7/01/33 (d) 251
300,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (d) 279
500,000 Taco Bell Funding LLC 2025-1A 144A, 4.82%,
8/25/55 (d) 491
3,100,000 U.S. Treasury Bill , 3.88%, 12/31/26 (i) 3,051
1,610,000 U.S. Treasury Bond , 2.25%, 8/15/46  1,002
240,000 U.S. Treasury Bond , 4.25%, 8/15/54  204

Principal
or Shares Security Description
Value
(000)
400,000 U.S. Treasury Note , 4.13%, 3/31/32  $ 393
3,860,000 U.S. Treasury Note , 4.25%, 5/15/35  3,744
560,000 Utah Housing Corp. C, 6.25%, 7/01/56 (h) 587
250,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (d) 256
158,589 Verus Securitization Trust 2024-8 144A,
5.36%, 10/25/69 (d)(g) 159
238,025 Verus Securitization Trust 2024-9 144A,
5.44%, 11/25/69 (d)(g) 238
518,137 Verus Securitization Trust 2025-1 144A,
5.62%, 1/25/70 (d)(g) 519
420,000 Vistra Operations Co. LLC 144A, 6.00%,
4/15/34 (d) 425
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  309
430,000 Williams Cos. Inc. , 4.80%, 11/15/29 (f) 430
56,295
Virgin Islands (British) (USD) (0%
)
450,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (a) 440
Total Bond
(Cost - $145,172) 136,179
Bank Loan(j) (0%
)
300,000 Boluda Towage Luxembourg Sarl Term Loan
B 1L, (3 mo. EURIBOR + 2.750%), 2.75%,
6/30/33 EUR (b) 348
277,875 Fr Br Holdings LLC Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.250%), 7.98%, 10/09/30              (Cost
- $276) 279
Total Bank Loan (Cost - $625)
627
Investment Company (6%)
4,000,117 Payden Cash Reserves Money Market Fund  * 4,000
146,720 Payden Emerging Market Corporate Bond
Fund, SI Class  * 1,275
247,925 Payden Emerging Markets Local Bond Fund,
SI Class  * 2,387
146,702 Payden Floating Rate Fund, SI Class  * 1,394
Total Investment Company
(Cost - $9,044) 9,056
Purchased Swaptions  (1%
)
Total Purchased Swaptions (Cost - $464) 562
Total Investments (Cost - $155,305)  (98%)
146,424
Other Assets, net of Liabilities ( 2% )
3,539
Net Assets (100%)
$ 149,963
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(e) Perpetual security with no stated maturity date.
(f) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $346 and the total market value of the collateral held by the Fund is $356. Amounts in 000s.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Payment of principal and/or interest is insured against default by a monoline insurer.
(i) Yield to maturity at time of purchase.
(j) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.4%
10-Year SOFR Swap, Receive Fixed 3.690% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Citibank N.A. $ 9,140 03/02/2027 $ 33 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.690% Annually Citibank N.A. 9,140 03/02/2027 529 Put
Total Purchased Swaptions
$562
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 1,000
USD  191 BNP Paribas 09/28/2026 $ 4
CAD 1,601
USD  1,132 BNP Paribas 08/27/2026 11
EUR 700
USD  801 BNP Paribas 08/06/2026 7
GBP 150
USD  201 Hong Kong & Shanghai Bank 08/06/2026 2
USD 1,036
MYR  4,084 Barclays Capital Group 08/26/2026 36
USD 570
THB  18,540 Barclays Capital Group 08/26/2026 13
USD 126
CZK  2,640 BNP Paribas 08/26/2026 1
USD 520
PLN  1,898 BNP Paribas 08/26/2026 12
USD 694
IDR  12,252,000 Citibank N.A. 08/26/2026 15
USD 573
SGD  729 Hong Kong & Shanghai Bank 08/26/2026 4
USD 4,682
CHF  3,669 Hong Kong & Shanghai Bank 08/27/2026 131
USD 1,133
EUR  973 Hong Kong & Shanghai Bank 08/27/2026 9
USD 2,980
CAD  4,161 Hong Kong & Shanghai Bank 10/21/2026 1
USD 1,380
CHF  1,104 Hong Kong & Shanghai Bank 10/21/2026 2
248
Liabilities:
AUD 4,121 USD  2,929 Hong Kong & Shanghai Bank 08/27/2026 (31)
EUR 1,922 USD  2,249 Hong Kong & Shanghai Bank 08/27/2026 (30)
JPY 368,600 USD  2,336 BNP Paribas 08/27/2026 (15)
PEN 6,300 USD  1,855 Citibank N.A. 08/26/2026 (3)
THB 2,646 USD  81 Barclays Capital Group 08/26/2026 (2)
USD 34,888 EUR  30,472 BNP Paribas 08/06/2026 (260)
USD 8,100 JPY  1,312,800 BNP Paribas 08/06/2026 (155)
USD 1,129 GBP  842 BNP Paribas 08/27/2026 (6)
USD 950 BRL  5,040 BNP Paribas 09/28/2026 (30)
USD 2,127 PEN  7,303 Citibank N.A. 08/26/2026 (19)
USD 5,849 GBP  4,407 Hong Kong & Shanghai Bank 08/06/2026 (91)
USD 3,239 MXN  56,670 Hong Kong & Shanghai Bank 08/26/2026 (25)
USD 1,373 AUD  1,962 Hong Kong & Shanghai Bank 10/21/2026 (6)
USD 150 DKK  974 Hong Kong & Shanghai Bank 10/21/2026 (1)
USD 325 SEK  3,112 Morgan Stanley 10/21/2026 (4)
(678)
Net Unrealized Appreciation (Depreciation)
$(430)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 5 Sep-26 $ 656 $ (7) $ (7)
EURO-BUXL 30Y BND SEP26 8 Sep-26 976 (33) (33)
Euro-Schatz Future 162 Sep-26 19,700 (66) (66)
Long Gilt Future 23 Sep-26 2,681 (20) (20)
U.S. Treasury 2-Year Note Future 67 Sep-26 13,776 (43) (43)
U.S. Treasury 5-Year Note Future 184 Sep-26 19,500 (159) (159)
U.S. Ultra Bond Future 23 Sep-26 2,523 (81) (81)
a a
(409)
Short Contracts:
Euro-Bund Future 41 Sep-26 (5,880) 52 52
U.S. 10-Year Ultra Future 35 Sep-26 (3,840) 46 46
U.S. Long Bond Future 26 Sep-26 2,816 (57) (57)
U.S. Treasury 10-Year Note Future 37 Sep-26 (3,996) 37 37
a a
78
Total Futures
$(331)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year  Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.470% (CNRR007) Quarterly 06/03/2029 CNY 10,000 $26 $– $26
10-Year  Interest Rate Swap, Receive Fixed 2.698% Quarterly,
Pay Variable 2.900% (3M KWCDC) Quarterly 10/15/2035 KRW 712,000 (54) – (54)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 2.920% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 (94) – (94)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.438% (CNRR007) Quarterly 10/16/2029 CNY 13,200 20 – 20
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 2.920% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (164) 1 (165)
10-Year SOFR Swap, Receive Fixed 3.690% Annually, Pay
Variable 3.660% (SOFRRATE) Annually 03/04/2037 USD 5,960 (324) (238) (86)
2-Year  Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 6.500% (MXIBTIIE) 28 days 11/19/2026 MXN 102,340 58 – 58
5-Year  Interest Rate Swap, Receive Fixed 1.618% Quarterly,
Pay Variable 1.445% (CNRR007) Quarterly 03/21/2030 CNY 4,500 5 – 5
5-Year  Interest Rate Swap, Receive Fixed 2.481% Quarterly,
Pay Variable 1.440% (CNRR007) Quarterly 09/22/2026 CNY 33,000 13 – 13
5-Year Interest Rate Swap, Receive Fixed 1.448% Quarterly,
Pay Variable 1.500% (CNRR007) Quarterly 07/01/2031 CNY 7,500 (1) – (1)
5-Year Interest Rate Swap, Receive Fixed 1.452% Quarterly,
Pay Variable 1.426% (CNRR007) Quarterly 07/07/2030 CNY 17,970 1 – 1
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly,
Pay Variable 1.440% (CNRR007) Quarterly 01/27/2030 CNY 20,170 9 – 9
5-Year Interest Rate Swap, Receive Fixed 1.543% Quarterly,
Pay Variable 1.426% (CNRR007) Quarterly 05/07/2031 CNY 12,900 8 – 8
5-Year Interest Rate Swap, Receive Fixed 1.573% Quarterly,
Pay Variable 1.458% (CNRR007) Quarterly 12/31/2030 CNY 13,340 10 – 10
5-Year Interest Rate Swap, Receive Fixed 1.593% Quarterly,
Pay Variable 1.445% (CNRR007) Quarterly 10/15/2030 CNY 8,940 8 – 8
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.490% (CNRR007) Quarterly 04/25/2029 CNY 5,350 13 – 13

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 1.470% (CNRR007) Quarterly 02/02/2029 CNY 13,100 37 – 37
5-Year Interest Rate Swap, Receive Fixed 2.378% Quarterly,
Pay Variable 1.470% (CNRR007) Quarterly 07/24/2028 CNY 40,100 114 – 114
5-Year Interest Rate Swap, Receive Fixed 2.823% Quarterly,
Pay Variable 1.500% (CNRR007) Quarterly 02/15/2028 CNY 35,900 130 – 130
$(185) $(237) $52